REVENUE - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 11,100	$ 14,500
Decreased revenue recognition, remaining performance obligations		2,600
Maximum | Not Later Than Five Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,800	2,000
Maximum | Later Than Five Years Not Later Than Twenty Two Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	765	1,100
Minimum | Not Later Than Five Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	1,000	1,300
Minimum | Later Than Five Years Not Later Than Twenty Two Years
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 7	$ 7